Share-based Compensation - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Volume weighted average trading price (in dollars per share)	$ 5.14
Share-based compensation	$ 77.7	$ 17.7
Share-based compensation expense capitalized	14.3	5.4
Current portion of long-term compensation liability	40.6	10.0
Long-term compensation liability	$ 35.8	$ 17.3